OTHER INCOME(EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INCOME(EXPENSE)
Schedule of other income (expense)

	Year Ended December 31,
	2009	2010	2011
Government grants	$0.7	$1.2	$2.0
Loss on financial derivatives	(8.0)	(49.8)	(93.0)
Convertible notes repurchase gain	9.5	—	—
Investment impairment losses	—	—	(45.0)
Others	0.4	0.9	2.9
	$2.6	$(47.7)	$(133.1)